INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of income tax expense (benefit)	Income tax expense consisted of the following:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current income tax expense
Current tax expense recognized in the current year	$156,684.0	$275,726.3	$400,540.9
Income tax adjustments on prior years	(32,775.5)	(29,968.0)	(56,821.0)
Other income tax adjustments	244.3	371.4	126.7
	124,152.8	246,129.7	343,846.6
Deferred income tax expense
The origination and reversal of temporary differences	4,136.0	916.0	6,472.8
Income tax adjustments on prior years	-	3,925.3	(65.1)
Operating loss carryforward	-	(2,654.9)	(3,724.5)
	4,136.0	2,186.4	2,683.2

Income tax expense recognized in profit or loss	$128,288.8	$248,316.1	$346,529.8

Reconciliation of income before income tax and income tax expense recognized in profit or loss	A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Income before tax	$979,316.5	$1,405,840.0	$2,041,654.7

Income tax expense at the statutory rate	$197,935.7	$280,827.9	$414,946.5
Tax effect of adjustment items:
Adjusting items in determining taxable income	(7,642.2)	(5,647.5)	(23,175.8)
Additional income tax on unappropriated earnings	29,221.8	44,131.1	64,394.7
Unrecognized deductible temporary differences	-	729.2	-
Unrecognized operating loss carryforward	-	2,263.1	6,637.7
The origination and reversal of temporary differences	3,210.1	916.0	6,472.8
Operating loss carryforward	-	(2,654.9)	(3,724.5)
Income tax credits	(61,905.4)	(46,577.5)	(62,262.2)
	160,820.0	273,987.4	403,289.2
Income tax adjustments on prior years	(32,775.5)	(26,042.7)	(56,886.1)
Other income tax adjustments	244.3	371.4	126.7

Income tax expense recognized in profit or loss	$128,288.8	$248,316.1	$346,529.8

Analysis of deferred income tax assets and liabilities in consolidated statements of financial position	The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$33,319.8	$25,924.0
Refund liability	13,274.4	16,438.7
Unrealized exchange losses	9,078.2	6,094.4
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Others	$7,656.5	$8,418.1
Operating loss carryforward	2,614.4	6,065.1

	$65,943.3	$62,940.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earnings distribution	$(3,925.3)	$(3,860.2)
Others	(63.2)	(28.6)

	$(3,988.5)	$(3,888.8)
		(Concluded)

	Year Ended December 31, 2023
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets

Temporary differences
Depreciation	$45,299.3	$(4,197.2)	$-	$(7.4)	$41,094.7
Refund liability	12,089.5	(2,673.5)	-	(1.0)	9,415.0
Unrealized exchange losses	5,782.4	1,317.6	-	-	7,100.0
Others	6,014.7	440.3	124.6	(13.5)	6,566.1

	$69,185.9	$(5,112.8)	$124.6	$(21.9)	$64,175.8

Deferred income tax liabilities

Temporary differences
Others	$(1,031.4)	$976.8	$-	$0.8	$(53.8)

	Year Ended December 31, 2024
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$41,094.7	$(7,787.6)	$-	$12.7	$33,319.8
Refund liability	9,415.0	3,856.8	-	2.6	13,274.4
Unrealized exchange losses	7,100.0	1,978.2	-	-	9,078.2
Others	6,566.1	1,045.1	(38.9)	84.2	7,656.5
Operating loss carryforward	-	2,654.9	-	(40.5)	2,614.4

	$64,175.8	$1,747.4	$(38.9)	$59.0	$65,943.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earning distribution	$-	$(3,925.3)	$-	$-	$(3,925.3)
Others	(53.8)	(8.5)	-	(0.9)	(63.2)

	$(53.8)	$(3,933.8)	$-	$(0.9)	$(3,988.5)

	Year Ended December 31, 2025
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets

Temporary differences
Depreciation	$33,319.8	$(7,366.6)	$-	$(29.2)	$25,924.0
Refund liability	13,274.4	3,165.9	-	(1.6)	16,438.7
Unrealized exchange losses	9,078.2	(2,983.8)	-	-	6,094.4
Others	7,656.5	677.2	138.6	(54.2)	8,418.1
Operating loss carryforward	2,614.4	3,724.5	-	(273.8)	6,065.1

	$65,943.3	$(2,782.8)	$138.6	$(358.8)	$62,940.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earning distribution	$(3,925.3)	$65.1	$-	$-	$(3,860.2)
Others	(63.2)	34.5	-	0.1	(28.6)

	$(3,988.5)	$99.6	$-	$0.1	$(3,888.8)

Summary of operating loss carryforward and deductible temporary differences	The operating loss carryforward and deductible temporary differences for which no deferred income tax assets have been recognized

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Operating loss carryforward-No expiry date	$11,896.9	$32,143.7

Deductible temporary differences	$83,705.6	$64,904.5